FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENT
Money market funds	$ 17,818	$ 10,944
Marketable securities	70,711	51,615
Total financial assets	88,529	62,559
Level 1
FAIR VALUE MEASUREMENT
Money market funds	17,818	10,944
Marketable securities	16,811	10,585
Total financial assets	34,629	21,529
Level 2
FAIR VALUE MEASUREMENT
Marketable securities	53,900	41,030
Total financial assets	$ 53,900	$ 41,030